9. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2017
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ .001	$ 0.001
Common stock, shares authorized	190,000,000	190,000,000
Common stock, shares issued	40,633,327	38,983,327	38,453,328
Common stock, shares outstanding	40,633,327	38,983,327	38,453,328
Unrecognized compensation costs	$ 1,854,873
Unrecognized compensation costs weighted average period	2 years 6 months
Fair value of shares vested	$ 417,229
Share-based compensation	$ 449,729	$ 995,500
2017 Stock Incentive Plan [Member]
Shares authorized under the plan	4,500,000
2019 Stock Incentive Plan [Member]
Shares authorized under the plan	5,000,000